Trade and other receivables - Disclosure of Trade Receivables Denominated in Other Currency Explanatory (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	SFr 295	SFr 521
CHF
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	0	160
EUR
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	0	0
USD
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	SFr 295	SFr 361